Risk and Capital Management (Details 14) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk And Capital Management
Common Equity Tier 1 (CET 1)	R$ 188,265	R$ 166,389
Tier 1	206,196	185,141
Total capital (PR)	227,602	206,862
Total risk-weighted assets (RWA)	R$ 1,379,056	R$ 1,215,019
Common Equity Tier 1 ratio (%)	13.70%	13.70%
Tier 1 ratio (%)	15.00%	15.20%
Total capital ratio (%)	16.50%	17.00%
Capital conservation buffer requirement (%)	2.50%	2.50%
Total capital ratio (%)	0.10%
Bank G-SIB and/or D-SIB additional requirements (%)	1.00%	1.00%
Total of bank CET1 specific buffer requirements (%)	3.60%	3.50%